NOTES PAYABLE AND CONVERTIBLE DEBENTURES – NON-RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2016
Notes Payable [Abstract]
Schedule of Notes Payable
	2016	2015
Notes payable and non-convertible debenture:
February 2016 Note Payable	$347,998	$-
December 2016 Notes Payable	550,000	-
July 2015 Debenture (Amended August 2014 Debenture)	-	73,200
Total notes payable and non-convertible debenture	897,998	73,200
Less: Debt discount	(216,871)	-
Carrying value	681,127	73,200
Less: Current portion	(626,610)	(73,200)
Notes payable and non-convertible debenture, net of current portion	$54,517	$-

Future minimum payments notes payable and non-convertible debentures
2017	$843,013
2018	54,985
Total	$897,998

Outstanding convertible debentures
	2016	2015

Convertible debentures	$-	$1,457,500
Less: Debt discount	-	(1,050,041)
Carrying value	-	407,459
Less: Current portion	-	(407,459)
Convertible debentures – long-term	$-	$-

2016

Convertible debentures	$1,559,922
Less: Debt discount	(845,730)
Carrying value	714,192
Less: Current portion	(714,192)
Convertible debentures – long-term	$-

Fair value of the warrants using the Black-Scholes Option Pricing Model
December 31, 2015
Expected terms (in years)	5.00
Expected volatility	101% – 119%
Risk-free interest rate	1.37% – 1.58%
Dividend yield	-

December 31, 2016
Expected terms (in years)	5.00
Expected volatility	229%
Risk-free interest rate	1.01% – 1.15%
Dividend yield	-